Realignment of Capital Structure and Going Concern (Details) - USD ($)	Dec. 31, 2017	Nov. 09, 2017	Dec. 31, 2016	Oct. 13, 2016	Dec. 31, 2015	Oct. 21, 2015	Apr. 21, 2015	Dec. 31, 2014
Disclosure of detailed information about borrowings [line items]
Cash and cash equivalents	$ 327,030,000		$ 397,917,000		$ 155,448,000			$ 42,770,000
7% Senior Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	7.00%						7.00%
9.5% Senior Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	9.50%					9.50%
Equity Bridge Loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate						9.50%
Extinguishment of debt	$ 34,000,000	$ 34,000,000
Revolver
Disclosure of detailed information about borrowings [line items]
Line of credit facility terminated	$ 200,000,000
9% Senior Secured Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	9.00%			9.00%